Stockholders’ Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity Controlling Interest
Schedule of Common Stock

Schedule of Common Stock
Issuance of Common Stock for compensation and as payment in lieu of cash payments for accrued liabilities	2,564,492
Exercise of options (Note 10)	48,718
Issuance of Common Stock converted for Convertible Note	105,440

Total	2,718,650

As of December 31, 2021	2,512,815
Issuance of Common Stock for legal settlement	3,000
Exercise of options (Note 11)	3,006
Restricted stock award	8,224
As of December 31, 2022	2,527,045
Issuance of common stock	350,000
As of December 31, 2023	2,877,045

Schedule of Common Stock Warrant

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
Outstanding at December 31, 2023	24,415	0.11	1.82	1,200,387
Granted	-	-	-
Exercised	-	-	-
Forfeited/cancelled	-	-	-
Outstanding at June 30, 2024	24,415	$0.11	1.32	$1,200,387

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
Outstanding at December 31, 2021	19,784	$2.20	4.0	$272,638
Granted	4,631	151.20	3.8	0
Exercised	-	-	-
Forfeited/cancelled	-	-	-
Outstanding at December 31, 2022	24,415	0.11	2.8	1,200,387
Granted	-	-	-
Exercised	-	-	-
Forfeited/cancelled	-	-	-
Outstanding at December 31, 2023	24,415	$0.11	1.8	$1,200,387

Beneficial Conversion Feature - Convertible Debt

As detailed in Note 10 - Notes Payable and Convertible Debt, the Company has issued two series of convertible debt. Both issuances resulted in the recognition of the beneficial conversion features contained within both of the instruments. The Company recognized the proceeds allocable to the beneficial conversion feature of $8,480,697 as additional paid in capital and a corresponding debt discount of $2,795,000. This additional paid in capital is reflected in the accompanying consolidated Statements of Equity.

Earnout Shares

As detailed in Note 4 - as part of the TDAC Combination as of December 31, 2021 a total of 5,000,000 Earnout Shares were eligible for issuance until December 31, 2022. Conditions for the earnout were not met and the potential earnout shares were forfeited on December 31, 2022.